Series A Preferred Units (Beginning And Ending Balances Of The Series A Preferred Units) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 02, 2009
Temporary Equity Disclosure [Abstract]
Beginning balance Series A Preferred Units, shares	4,371,586	4,371,586	4,371,586
Accretion to redemption, shares	0	0
Ending balance Series A Preferred Units, shares	4,371,586	4,371,586	4,371,586
Beginning balance Series A Preferred Units	$ 71	$ 71
Accretion to redemption, value	2	0
Ending balance Series A Preferred Units	73	71
Deducting amounts from partners' capital over the remaining years	$ 80
Series A Preferred Units mandatory redemption date		Sep. 02, 2029